CONTINGENCIES (Details) (USD $)	Feb. 28, 2013
Contingencies Details
Fiscal year 2014	$ 1,039,689
Fiscal year 2015	577,779
Fiscal year 2016 and thereafter	161,978
Total	$ 1,779,446